Other operating income (Loss)	12 Months Ended
Dec. 31, 2024
Other operating income (Loss)
Other operating income (Loss)

(5) Other operating income (Loss)

-Accounting Principles-

Operating income excludes in general items that are not directly related to the Group’s operating activities, except cyber-related costs which are also included in the operating income. Activities in relation with the Group´s operating activities primarily relate to gains or losses on the disposal of material property, plant and equipment, gains or losses on the sale of Group companies, associates and joint ventures, indemnification provisions as well as disputes with minority shareholders.

Other Operating Income

The Group may receive tax credits from tax development programs in the context of qualifying R&D expenses in different jurisdictions. Such tax refunds regularly result in amounts which can be offset against taxable income, to provide a partial or full relief from tax or other payments to fiscal authorities. The Group determined that under its significant tax development programs, the feature of the credit is provided in a way which allows either offsetting against taxable income or instead, when insufficient taxable profits are available, direct reimbursement and payment in cash. In addition, the tax development programs are provided for specific activities, often limited to specific R&D expenses. As such, the Group accounts for such tax development programs as other operating income and does not account for such income as tax income or offsets tax credits from income tax expense.

In certain cases, the Group recharges indirect costs to third parties. The income from those recharges is recognized in other operating income when it is a direct reimbursement of costs. There is no underlying direct exchange of services for this income and therefore a recognition as revenues is not suitable. The relating expenses are recognized in other operating expenses as well as in R&D expenses.

Research and development

Research activities expenses undertaken with the prospect of gaining new scientific or technical knowledge and understanding are recognized in profit or loss when incurred. Refer to Note 9 for further details regarding the capitalization policy of IP R&D and other related expenses.

Government Grants

Government grants are recognized when all the conditions associated to those grants have been substantially complied with, and all attached conditions have been complied with. When the grant relates to an expense item, it is recognized as a reduction of the related expense. When the grant relates to an asset, it is recognized as income evenly over the expected useful life of the related asset.

Reorganization Costs

Reorganization costs include personnel costs related to termination benefits, site closure and contract termination costs, impairment losses recognized in accordance with IFRS 5 as well as other costs. Termination benefits are recognized when

–	it is probable that employees will be entitled to benefits and
–	the amounts can be reasonably estimated.

Estimates of termination benefits are based on negotiations with social partners, common practices in the industry, and the existence of statutory required minimum benefits. Site closure, contract termination and other costs are recognized when they are incurred. The impairment loss in accordance with IFRS 5 is based on the difference between the carrying amount of the disposal group, measured according to the applicable IFRSs until classification as held for sale, and the fair value less costs to sell. The specific restructuring measures and associated estimated costs are based on management’s best judgment under the existing circumstances at the time the estimates are made. If future events require changes to these estimates, such adjustments will be reflected in the period of the revised estimate.

- Personnel expenses -

The personnel expenses of the Group in 2024 amounted to € 458,738k, of which € 340,362k relate to personnel expenses outside of Germany, in the United Kingdom, Italy, France, and the US (2023: € 377,587k and € 256,259k, respectively, 2022: € 388,050k and € 284,452k respectively). Thereof expenses for the statutory retirement insurance amounted to € 25,146k of which € 21,094k relate to expenses outside Germany in the United Kingdom, Italy, France and the US (2023: € 17,041k and € 9,788k, 2022: € 15,106k and € 9,066k respectively.) In addition, an amount of € 62,136k (2023: € 58,276k, 2022: € 55,894k) of the Group´s personnel expenses relate to social security expenses.

- Cost of material-

Cost of materials in 2024 amounted to € 122,044k. Thereof € 97,254k were cost of materials outside of Germany in the UK, Italy, France, Austria and the US (2023: € 118,918k and € 88,192k, 2022: € 120,568k and € 90,901k respectively.)

- Research and Development-

In 2024, research expenses mainly relate to internal R&D projects in the amount of € 45,647k (December 31, 2023: € 56,511k, December 31, 2022: € 62,100k) and overhead costs in the amount of € 5,210k (December 31, 2023: € 10,699k, December 31, 2022: € 12,198k). The decrease in research and development expenses compared to 2023 is mainly due to the strategic prioritization of key projects. Research and Development costs include amortization of intangible assets and depreciation of property, plant, and equipment of € 924k (December 31, 2023: € 464k, December, 31 2022: € 471k).

-Selling, general and administrative expenses-

Included in selling, general and administrative expenses are expenses for sales and marketing in the amount of € 17,478k (2023: € 16,869k, 2022: € 13,491k). Other administrative expenses amount to € 170,723k (2023: € 152,741k, 2022: € 142,699k). The increase of other administrative expenses is related to higher expenses for information technologies and general administration included in selling, general and administrative expenses are amortization of intangible assets and depreciation of property, plant and equipment of € 48,096k (2023: € 43,522k, 2022: € 38,025k).

-Other operating income-

In 2024, other operating income included tax refunds for R&D activities (2024: € 46,863k, 2023: € 43,996k, 2022: € 42,940k), mainly in France (2024: € 24,669k, 2023: € 24,812k, 2022: € 25,068k) and the UK (2024: € 10,656k, 2023: € 11,010k, 2022: € 7,250k). Furthermore, other operating income includes customer refunds for equipment in Just - Evotec Biologics in the amount of € 2,057k (2023: € 2,058k, 2022: € 2,537k). The overall decrease in other operating income compared to 2023 is predominantly related to the termination of development of portfolios in Lyon for one customer (2024: € 0k, 2023: € 16,600k, 2022: € 34,174k).

-Other operating expense-

In 2024, other operating expense amounted to € 16,116k (December 31, 2023: € 44,202k, December 31, 2022: € 1,965k). Other operating expenses include external expenses related to the cyber-attack in the amount of € 8,674k (2023; € 15,869k, 2022: € 0k).

-Reorganization costs-

Reorganization costs amounted to € 54,930k (2023: € 0k, 2022: € 0k) and mainly include employee termination benefits (€ 22,788k, thereof € 18,002k related to COGS, € 4,102k to SG&A, and € 684k to R&D) such as severance payments and accelerated share-based compensation expenses, Real Estate footprint optimization (€ 4,620k) such as costs related to the premature termination of lease contracts and other direct costs (€ 12,205k) such as consulting fees. Further, reorganization costs include an impairment loss in accordance with IFRS 5 related to the disposal of the former subsidiary Evotec DS in the amount of € 15,317k. For further information, see note 13 - Provisions.